UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09571

        Nuveen Senior Income Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          10/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Senior Income Fund (NSL)
October 31, 2004

			Ratings*
Principal				Stated	Market
Amount (000)	Description(1)	Moody's	S&P	Maturity**	Value

	VARIABLE RATE SENIOR LOAN INTERESTS(2) - 137.5% (82.9% of total assets)
	Aerospace & Defense - 3.5% (2.1% of total assets)
$1,510	DeCrane Aircraft Holdings, Inc., Term Loan D	B3	B-	12/17/06	$ 1,510,003
3,968	United Defense Industries Inc., Term Loan B	Ba2	BB+	08/13/09	4,007,151
224	Vought Aircraft Industries, Inc., Term Loan B	Ba3	B+	06/30/07	226,550
156	Vought Aircraft Industries, Inc., Term Loan C	Ba3	B+	06/30/08	158,183
2,933	Vought Aircraft Industries, Inc., Term Loan X	Ba3	B+	12/31/06	2,958,884

					8,860,771

	Airlines - 2.4% (1.4% of total assets)
6,000	United Air Lines, Inc., DIP Term Loan (Tranche B)	NR	NR	06/30/05	6,067,500

	Auto Components - 13.8% (8.3% of total assets)
4,224	Federal-Mogul Corporation, Term Loan A (b)	NR	NR	02/24/04	3,931,416
5,551	Federal-Mogul Corporation, Term Loan B (b)	NR	NR	02/24/05	5,181,255
1,995	Mark IV Industries, Inc., Term Loan B	B1	BB-	06/23/11	2,027,419
4,488	Meridian Automotive Systems, Inc., Tranche B Term Loan	B2	B+	08/28/10	4,184,594
8,286	Metaldyne Company LLC, Term Loan D	B2	BB-	12/31/09	8,266,706
3,046	MetalForming Technologies, Inc., Term Loan A	NR	NR	09/30/07	2,512,760
1,122	MetalForming Technologies, Inc., Term Loan B (PIK)	NR	NR	09/30/07	532,929
2,448	Plastech Engineered Products, Inc., Term Loan B	Ba3	BB-	03/31/10	2,489,591
3,422	Tenneco Automotive Inc., Term Loan B	B1	B+	12/12/10	3,486,584
1,552	Tenneco Automotive Inc., Term Loan B-1	B1	B+	12/12/10	1,581,465
857	United Components, Inc., Term Loan C	B1	BB-	06/30/10	868,981

					35,063,700

	Beverages - 2.5% (1.5% of total assets)
6,372	Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan B	B1	NR	12/19/10	6,464,554

	Building Products- 0.8% (0.5% of total assets)
2,000	Nortek, Inc., Term Loan B	B1	B+	08/27/11	2,031,667

	Chemicals - 4.2% (2.5% of total assets)
1,657	Buckeye Technologies, Inc., Term Loan B	B1	BB-	03/15/08	1,682,207
2,000	Huntsman International LLC, Term Loan	NR	B	03/31/10	2,031,042
2,000	Rockwood Specialties Group, Inc., Term Loan B	B1	B+	07/30/12	2,022,656
3,387	Shemin Holdings Corporation, Term Loan B	NR	NR	01/28/07	3,336,595
1,500	Wellman, Inc., First Lien Term Loan	B1	B+	02/10/09	1,526,563

					10,599,063

	Commercial Services & Supplies - 4.9% (2.9% of total assets)
6,384	Allied Waste North America, Inc., Term Loan B	B1	BB	01/15/10	6,457,776
3,990	National Equipment Services, Inc., Term Loan	B3	B	08/17/10	3,994,983
1,940	Williams Scotsman, Inc., Term Loan	B1	B+	12/31/06	1,966,879

					12,419,638

	Construction & Engineering - 1.2% (0.8% of total assets)
1,955	Anthony Crane Rental, L.P., Revolver (b)	NR	NR	07/22/04	1,573,827
1,982	Anthony Crane Rental, L.P., Term Loan (b)	NR	NR	07/23/04	1,595,313

					3,169,140

	Containers & Packaging - 10.8% (6.5% of total assets)
2,500	Boise Cascade Holdings, L.L.C., Term Loan B (d)	Ba3	BB	10/29/11	2,545,704
2,500	Boise Cascade Holdings, L.L.C., Term Loan C (d)	Ba3	BB	10/28/10	2,522,768
6,453	Graham Packaging Company, L.P., Term Loan B	B2	B	10/07/11	6,551,318
2,000	Graham Packaging Company, L.P., Term Loan C	B2	CCC+	03/15/12	2,049,584
5,000	Smurfit-Stone Container Corporation, New Issue Term Loan B (d)	Ba3	BB-	11/01/11	5,089,063
5,285	Smurfit-Stone Container Corporation, Term Loan B	Ba3	NR	06/30/09	5,315,423
251	Smurfit-Stone Container Corporation, Term Loan C	Ba3	NR	06/30/09	253,180
2,985	United States Can Company, Term Loan B	B2	B	01/15/10	2,988,731

					27,315,771

	Diversified Telecommunication Services - 2.2% (1.4% of total assets)
5,695	RCN Corporation, Term Loan B	B3	NR	06/03/07	5,678,382
5,000	WCI Capital Corp., Term Loan B (a)(b)	NR	NR	09/30/07	12,500

					5,690,882

	Electric Utilities - 3.0% (1.8% of total assets)
2,000	Allegheny Energy Supply Company, LLC, Term Loan (d)	B1	B+	03/08/11	2,034,584
5,500	Mirant Corporation, Revolver (b)	NR	NR	07/15/03	3,437,500
2,000	Reliant Energy, Inc., Term Loan B (d)	NR	NR	03/31/07	2,035,833

					7,507,917

	Electronic Equipment & Instruments - 0.8% (0.5% of total assets)
1,713	Sensus Metering Systems Inc., Term Loan B-1	B2	B+	12/17/10	1,729,817
257	Sensus Metering Systems Inc., Term Loan B-2	B2	B+	12/17/10	259,473

					1,989,290

	Food Products - 4.1% (2.4% of total assets)
1,863	Birds Eye Foods, Inc., Term Loan B	B1	B+	08/20/08	1,888,646
1,875	Constellation Brands, Inc., Term Loan B	Ba1	BB	11/30/08	1,886,216
3,415	Del Monte Corporation, Term Loan B	Ba3	BB-	12/20/10	3,479,809
2,000	Dole Holding Company, LLC, Term Loan	B3	B	07/22/10	2,031,875
993	Michael Foods, Inc., Term Loan B	B1	B+	11/20/10	1,007,077

					10,293,623

	Healthcare Equipment & Supplies - 4.0% (2.4% of total assets)
1,636	Advanced Medical Optics, Inc., Term Loan B	B1	BB-	06/25/09	1,660,950
3,063	Kinetic Concepts, Inc., Term Loan B-1	B1	BB-	08/11/10	3,102,264
3,381	Mariner Health Care, Inc., Term Loan	Ba3	BB-	01/02/10	3,393,850
1,980	Quintiles Transnational Corp., Term Loan B	B1	BB-	06/26/08	2,005,988

					10,163,052

	Healthcare Providers & Services - 6.7% (4.1% of total assets)
5,000	Alpharma Operating Corporation, Term Loan A	B1	B+	10/05/07	4,974,220
5,430	Community Health Systems, Inc., Term Loan	Ba3	BB-	08/19/11	5,453,273
1,995	IASIS Healthcare LLC, Term Loan B	B1	B+	06/22/11	2,024,509
2,616	Triad Hospitals, Inc., Term Loan B	Ba2	BB	09/30/08	2,655,595
2,000	Vanguard Health Holding Company I, LLC, Term Loan B	B2	B	09/23/11	2,035,626

					17,143,223

	Hotels, Restaurants & Leisure - 16.4% (9.9% of total assets)
6,948	24 Hour Fitness Worldwide, Inc., Term Loan B	B1	B	07/01/09	7,038,686
4,536	Alliance Gaming Corporation, Term Loan B	Ba3	BB-	09/05/09	4,589,677
2,061	Ameristar Casinos, Inc., Term Loan B-1	Ba3	BB-	12/20/06	2,087,096
2,000	Argosy Gaming Company, Term Loan B	Ba1	BB	07/31/08	2,017,500
1,612	Isle of Capri Casinos, Inc., Term Loan	Ba2	BB-	04/26/08	1,632,464
5,955	Jack in the Box Inc., Term Loan	Ba2	BB	01/09/10	6,040,603
7,990	OpBiz, LLC, Term Loan A	NR	NR	08/31/10	7,730,023
19	OpBiz, LLC, Term Loan B (PIK)	NR	NR	08/31/10	17,965
3,205	Penn National Gaming, Inc., Term Loan D	Ba3	BB-	09/01/07	3,260,224
1,043	Wyndham International, Inc., Term Loan I	NR	NR	06/30/06	1,045,667
6,168	Wyndham International, Inc., Term Loan II	NR	NR	04/01/06	6,190,702

					41,650,607

	Household Durables - 4.7% (2.8% of total assets)
5,310	Jostens IH Corp., Term Loan B	B1	B+	07/29/10	5,396,638
2,000	Knoll, Inc., Term Loan	Ba3	BB-	09/29/11	2,027,500
4,375	Sealy Mattress Company, Term Loan C	B2	B+	08/06/12	4,437,891

					11,862,029

	Household Products - 0.6% (0.3% of total assets)
1,548	Western Industries Holding Inc., Term Loan B	NR	NR	06/23/06	1,455,226

	Insurance - 5.7% (3.5% of total assets)
9,975	Conseco, Inc., Term Loan	B2	BB-	06/22/10	10,184,889
4,600	GAB Robbins North America, Inc., Term Loan B	NR	NR	12/01/05	4,370,000

					14,554,889

	Machinery - 3.2% (2.0% of total assets)
2,000	Dresser-Rand Group Inc., Term Loan (d)	B1	B+	10/10/10	2,031,875
1,904	EaglePicher Incorporated, Term Loan B	B2	B+	08/07/09	1,916,166
2,233	Rexnord Corporation, Replacement Term Loan	B1	B+	11/25/09	2,254,935
2,003	Terex Corporation, Incremental Term Loan C	B1	BB-	12/31/09	2,029,730

					8,232,706

	Marine - 0.9% (0.6% of total assets)
2,382	American Commercial Lines LLC, Term Loan C	NR	NR	06/30/07	2,383,823

	Media - 26.9% (16.3% of total assets)
6,274	American Media Operations, Inc., Term Loan C	Ba3	B+	04/01/07	6,372,321
2,000	Cablevision Systems Corp, Floating Rate Note, 4.500% plus six-month LIBOR	B3	B+	04/01/09	2,120,000
1,506	CanWest Media Inc., Term Loan E	Ba3	B+	06/18/09	1,526,802
4,000	Century Cable Holdings, LLC, Discretionary Term Loan (b)	NR	NR	12/31/09	3,942,918
1,640	Century Cable Holdings, LLC, Revolver (b)	NR	NR	10/25/10	1,610,275
2,000	Century Cable Holdings, LLC, Revolver (b)	NR	NR	10/25/10	1,963,750
4,988	Charter Communications Operating, LLC, Term Loan B	B2	B	04/07/11	4,955,129
2,635	Dex Media East, LLC, Term Loan B	Ba2	BB-	11/10/08	2,673,231
5,081	Dex Media West, LLC, Term Loan B	Ba2	BB-	03/09/10	5,159,938
2,000	Emmis Operating Company, Term Loan	Ba2	B+	11/10/11	2,021,500
2,000	Freedom Communications, Inc., Term Loan B	Ba3	BB	05/18/12	2,033,500
1,995	Gray Television, Inc., Term Loan C	Ba2	B+	12/31/10	2,022,431
2,444	Lamar Media Corp., Tranche D	Ba2	BB-	06/30/10	2,468,508
2,000	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	NR	NR	04/26/11	2,009,500
2,500	PRIMEDIA Inc., Floating Rate Note, 5.375% plus three-month LIBOR, 144A	B3	B	05/15/10	2,606,250
2,377	PRIMEDIA Inc., Term Loan B	NR	B	06/30/09	2,301,826
2,000	PRIMEDIA Inc., Term Loan C	NR	B	12/31/09	1,970,000
4,988	R.H. Donnelley Inc., Term Loan	Ba3	NR	06/30/11	5,065,951
3,000	Rainbow Media Holdings LLC, Term Loan	Ba2	BB+	03/31/12	3,052,500
7,718	Regal Cinemas Corporation, Term Loan	Ba3	BB-	11/10/10	7,822,379
1,748	Sun Media Corporation, Term Loan B	Ba2	BB	02/07/09	1,761,263
2,985	WMG Acquisition Corp., Term Loan	B1	B+	02/27/11	3,031,108

					68,491,080

	Metals & Mining - 2.1% (1.2% of total assets)
5,169	Amsted Industries Incorporated, Term Loan B	B1	BB-	10/15/10	5,223,792

	Oil & Gas - 2.4% (1.4% of total assets)
2,000	Headwaters Incorporated, Term Loan B	B3	B-	09/01/12	2,048,750
1,995	Pride Offshore, Inc., Term Loan	Ba1	BB+	07/07/11	2,020,768
1,941	Tesoro Petroleum Corporation, Term Loan B	Ba2	BBB-	04/15/08	2,001,879

					6,071,397

	Personal Products - 5.7% (3.4% of total assets)
7,239	Norwood Promotional Products, Inc., Term Loan A	NR	NR	08/16/09	7,021,480
5,263	Norwood Promotional Products, Inc., Term Loan B	NR	NR	08/16/11	2,486,751
1,990	Prestige Brands, Inc., Term Loan B	B1	B	04/06/11	2,010,314
2,925	Sola International Inc., Term Loan B	Ba3	BB-	12/11/09	2,965,219

					14,483,764

	Road & Rail - 3.0% (1.8% of total assets)
7,520	Laidlaw Inc., Term Loan B-1	Ba3	BB+	06/19/09	7,645,727

	Specialty Retail - 0.0% (0.0% of total assets)
1,363	Micro Warehouse, Inc., Term Loan B (b)	NR	NR	01/30/07	27,260

	Wireless Telecommunication Services - 1.0% (0.6% of total assets)
2,481	Nextel Finance Company, Term Loan E	Ba1	BB+	12/15/10	2,491,273

	Total Variable Rate Senior Loan Interests (cost $354,513,082)				349,353,364

			Ratings*
Principal				Stated	Market
Amount (000)	Description(1)	Moody's	S&P	Maturity	Value

	CORPORATE and MUNICIPAL BONDS - 11.0% (6.7% of total assets)
	Hotels, Restaurants & Leisure - 4.8% (2.9% of total assets)
$1,900	Mandalay Resort Group, 6.450%	Ba2	BB+	02/01/06	1,968,875
7,148	MGM Grand, 6.950%	Ba1	BB+	02/01/05	7,255,220
1,500	MGM Grand, 7.250%	Ba1	BB+	10/15/06	1,605,000
1,443	Park Place Entertainment, 7.875%	Ba2	BB-	12/15/05	1,516,954

					12,346,049

	Household Durables - 1.7% (1.0% of total assets)
1,000	D.R. Horton, Inc., 10.500%	Ba1	BB+	04/01/05	1,041,250
3,000	Standard Pacific Corporation, 6.500%	Ba2	BB	10/01/08	3,157,500

					4,198,750

	Machinery - 0.9% (0.5% of total assets)
2,000	Navistar International, Series B, 9.375%	Ba3	BB-	06/01/06	2,170,000

	Media - 0.8% (0.5% of total assets)
1,930	AMC Entertainment, 9.875%	B3	CCC+	02/01/12	2,074,750

	Oil & Gas - 2.7% (1.7% of total assets)
6,417	Tesoro Petroleum Corporation, 8.000%	Ba2	BBB-	04/15/08	7,010,573

	Paper & Forest Products - 0.1% (0.1% of total assets)
656	California Pollution Control Finance Authority, CanFibre of Riverside Project (a)(b)(c)	NR	NR	07/01/19	85,306
1,215	California Pollution Control Finance Authority, CanFibre of Riverside Project (a)(b)(c)	NR	NR	07/01/14	157,974

					243,280

	Total Corporate and Municipal Bonds (cost $27,557,295)				28,043,402

					Market
Shares (000)	Description(1)				Value

	EQUITIES - 0.1% (0.0% of total assets)
	Diversified Telecommunication Services - 0.1% (0.0% of total assets)
7	Arch Wireless Holding Inc. (a)				210,537

	Total Equities (cost $34,119)				210,537

Principal					Market
Amount (000)	Description(1)				Value

	REPURCHASE AGREEMENTS - 15.4% (9.3% of total assets)
$15,099	State Street Bank, 1.740%, dated 10/29/04, due 11/01/04, repurchase price				15,098,608
	$15,100,797, collateralized by $13,645,000 U.S. Treasury Notes, 0.000%,
	due 08/15/10, value $15,401,794
24,000	State Street Bank, 1.740%, dated 10/29/04, due 11/01/04, repurchase price				24,000,000
	$24,003,480, collateralized by $24,480,000 U.S. Treasury Notes, 1.625%,
	due 03/31/05, value $24,480,000

	Total Repurchase Agreements (cost $39,098,608)				39,098,608

	Total Investments (cost $421,203,104) -- 164.0% (98.9% of total assets)				416,705,911

	Other Assets Less Liabilities -- (5.4%)				(13,678,721)

	Borrowings Payable -- (40.5%)†				(103,000,000)

	Taxable Auctioned Preferred Shares, at Liquidation Value -- (18.1%)				(46,000,000)

	Net Assets Applicable to Common Shares -- 100%				$254,027,190

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares unless otherwise noted.
(2)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered
Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.

Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

At October 31, 2004, the Fund had unfunded loan commitments of $737,142.

The Fund had the following participation commitments outstanding at October 31, 2004:
		Commitment	Market
	Counterparty	Amount	Value

	Bear, Stearns & Co., Inc.	$2,000,000	$1,963,750
	Morgan Stanley	1,640,000	1,610,275

*	Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group
are considered to be below investment grade.
**	Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the
Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. The Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.
(a)	At or subsequent to October 31, 2004, this issue was non-income producing.
(b)	At or subsequent to October 31, 2004, this issue was under the protection of the federal bankruptcy court.
(c)	On January 1, 2002, CFR Holdings, Inc. (an entity formed by Nuveen for the benefit of the
Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the
CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc.
determined that a sale of the facility was in the best interest of shareholders and proceeded accordingly.
(d)	Purchased on a when-issued or delayed delivery basis.
NR	Not rated.
144A	144A securities are those which are exempt from registration under Rule 144A of the
Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(PIK)	In lieu of cash payment, interest accrued on "Payment in Kind" investment increases principal outstanding.
†	Borrowings payable as a percentage of total assets is (24.4%).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on security transactions.

At October 31, 2004, the cost of investments was $421,219,854.

Gross unrealized appreciation and gross unrealized depreciation of investments at
October 31, 2004, were as follows:

Gross unrealized:
	Appreciation	$ 6,652,941
	Depreciation	(11,166,884)

	Net unrealized appreciation (depreciation) of investments	$ (4,513,943)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Senior Income Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         12/30/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         12/30/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         12/30/04

* Print the name and title of each signing officer under his or her signature.